SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
16.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

The significant non-cash transactions during the year ended December 31, 2017 included:

a)	At December 31, 2017, $612,900 of exploration and evaluation asset expenditures and $305,135 of equipment expenditures were included in accounts payable and accrued liabilities.

b)

At December 31, 2017, $689,976 of interest expense related to the Convertible Debentures was included in accounts payable and accrued liabilities. On June 12, 2017, the Company issued 327,863 common shares valued at $963,917 for the non-cash portion of the 2016 Debenture interest payment. On December 11, 2017, the Company issued 555,670 common shares valued at $1,955,958 for the non-cash portion of the 2016 Debenture and 2017 Debenture interest payment.

c)	Share-based payments of $3,309,791 was included in exploration and evaluation assets (Note 5).

d)	The re-allocation upon exercise of stock options from reserves to share capital of $853,100.

e)	The Company issued 111,110 common shares to acquire the remaining 40% interest in the Dufferin Lake property recorded at the estimated fair value of the common shares of $333,330.

f)	IsoEnergy issued an aggregate of 4,000,000 common shares for the acquisition of mineral properties recorded at the estimated fair value of the common shares of $3,040,000.

The significant non-cash transactions during the year ended December 31, 2016 included:

a)	The re-allocation upon exercise of warrants from reserves to share capital of $934,361.

b)	At December 31, 2016, $535,444 of exploration and evaluation asset expenditures and $157,040 of equipment expenditures were included in accounts payable and accrued liabilities.

c)	Share-based payments of $3,036,207 was included in exploration and evaluation assets (Note 5).

d)	The re-allocation upon exercise of stock options from reserves to share capital of $726,574.

e)	IsoEnergy issued 1,000,000 of its common shares for the acquisition of a mineral property recorded at the estimated fair value of the common shares of $1,000,000.

f)	On December 12, 2016, the Company issued 521,115 common shares valued at $1,125,608 for the non-cash portion of the 2016 Debenture interest payment.